Fair value of financial instruments (Details 1) - USD ($) $ in Thousands		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks		$ 1,745,652		$ 672,048
Securities at amortized cost	[2]	86,326	[1]	69,974
Loans, net	[3]	5,702,258		5,448,788
Customers' liabilities under acceptances		9,696		6,369
Deposits		2,982,976		2,937,105
Securities sold under repurchase agreements		39,767		0
Borrowings and debt, net		3,518,446		2,211,567	$ 3,246,813	$ 4,312,170
Customers' liabilities under acceptances		9,696		6,369
Allowance for expected credit losses on loan commitments and financial guarantee contracts		3,289		6,845
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks		1,745,652		672,048
Securities at amortized cost	[2]	85,036	[1]	69,006
Loans, net	[3]	5,958,540		5,550,704
Customers' liabilities under acceptances		9,696		6,369
Deposits		2,970,822		2,928,844
Securities sold under repurchase agreements		39,767
Borrowings and debt, net		3,558,763		2,231,017
Customers' liabilities under acceptances		9,696		6,369
Allowance for expected credit losses on loan commitments and financial guarantee contracts		3,289		6,845
Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Customers' liabilities under acceptances		0		0
Securities sold under repurchase agreements		0
Borrowings and debt, net		0		0
Customers' liabilities under acceptances		0		0
Allowance for expected credit losses on loan commitments and financial guarantee contracts		0		0
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks		0		0
Securities at amortized cost	[2]	0	[1]	50,581
Loans, net	[3]	0		0
Deposits		0		0
Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Customers' liabilities under acceptances		9,696		6,369
Securities sold under repurchase agreements		39,767
Borrowings and debt, net		3,558,763		2,231,017
Customers' liabilities under acceptances		9,696		6,369
Allowance for expected credit losses on loan commitments and financial guarantee contracts		3,289		6,845
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks		1,745,652		672,048
Securities at amortized cost	[2]	73,869	[1]	8,447
Loans, net	[3]	5,884,527		5,550,704
Deposits		2,970,822		2,928,844
Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Customers' liabilities under acceptances		0		0
Securities sold under repurchase agreements		0
Borrowings and debt, net		0		0
Customers' liabilities under acceptances		0		0
Allowance for expected credit losses on loan commitments and financial guarantee contracts		0		0
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks		0		0
Securities at amortized cost	[2]	11,167	[1]	9,978
Loans, net	[3]	74,013		0
Deposits		$ 0		$ 0

[1]	At December 31, 2018, investment securities at amortized cost were reclassified from level 1 to level 2 of the fair value hierarchy due to changes in market conditions causing that the quoted prices were no longer active for these financial instruments.
[2]	The carrying value of securities at amortized cost is net of the accrued interest receivable of $1.1 million and the allowance for expected credit losses of $0.1 million as of December 31, 2018, and the accrued interest receivable of $1.0 million and the allowance for expected credit losses $0.2 million as of December 31, 2017.
[3]	The carrying value of loans at amortized cost is net of the accrued interest receivable of $41.1 million, the allowance for expected credit losses of $100.8 million and unearned interest and deferred fees of $16.5 million for December 31, 2018, and the accrued interest receivable of $29.4 million, the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017.